UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 95.92%

Accident & Health Insurance - 3.95%
200	Assurant, Inc.	$ 12,172
200	Reinsurance Group of America, Inc.	10,888
800	Triple-S Management Corp. *	14,120
		37,180
Agricultural Prod-Livestock & Animal Specialties - 2.13%
700	Cal-Maine Foods, Inc.	20,028

Ball & Roller Bearings - 2.17%
2,100	NN, Inc.	20,433

Bituminous Coal & Lignite Surface Mining - 2.11%
400	Alliance Resource Partners LP	14,000
100	BHP Billiton PLC	5,875
		19,875
Computer Storage Devices - 1.15%
400	Western Digital Corp.	10,816

Crude Petroleum & Natural Gas - 4.69%
300	Chesapeake Energy Corp.	13,845
600	Mariner Energy, Inc. *	16,206
250	Unit Corp. *	14,163
		44,214
Deep Sea Foreign Transportation - 2.10%
550	International Shipholding Corp. *	10,533
300	Tsakos Energy Navigation Ltd.	9,228
		19,761
Electric Services - 0.81%
6,400	Commerce Energy Group, Inc. *	7,680

Electromedical & Electrotherapuetic Apparatus - 0.76%
2,200	Escalon Medical Corp.*	7,150

Fabricated Structural Metal Products - 0.91%
300	Gulf Island Fabrication, Inc.	8,616

Finance - SBIC & Commerical - 1.38%
1200	Hercules Technology Growth Capital, Inc.	13,032

Fire, Marine & Casualty Insurance - 4.18%
1300	Amcomp, Inc. *	15,886
70	Fairfax Financial Holdings Ltd.	20,097
100	Safety Insurance Group, Inc.	3,413
		39,396
Foreign Money Center Banks - 1.08%
90	Deutsche Bank (Germany)	10,175

Industrial Organic Chemicals - 1.39%
500	Methanex Corp. (Canada)	13,085

Industrial Trucks, Tractors Trailors & Stackers - 0.99%
150	Terex Corp. *	9,375

Insurance Agents, Brokers & Services - 0.31%
900	Brooke Corp.	2,916

Machine Tools, Metal Cutting Types - 0.51%
350	Hardinge, Inc.	4,816

Medicinal Chemicals & Botanical Products - 1.42%
600	Mannatech, Inc.	4,278
700	Nutraceutical International Corp. *	9,100
		13,378
Metal Forgings & Stampings - 0.83%
500	Park Ohio Holdings Corp. *	7,855

Metal Mining - 2.04%
200	Freeport McMoran Copper & Gold, Inc.	19,244

Miscellaneous Mining - 1.90%
600	Anglo American PLC ADR	17,862

Oil & Gas Field Machinery & Equipment - 4.55%
400	FMC Technologies, Inc. *	22,756
450	Oil States International, Inc. *	20,165
		42,921
Oil Royalty Traders - 1.60%
300	Sabine Royalty Trust	15,120

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.75%
600	Span American Medical Systems, Inc.	7,074

Personal Credit Institutions - 0.24%
300	First Marblehead Corp.	2,238

Petroleum Refining - 8.02%
100	China Petroleum & Chemical Corp.	8,598
400	Frontier Oil Corp.	10,904
400	Holly Corp.	17,364
350	Marathon Oil Corp.	15,960
200	Sunoco, Inc.	10,494
250	Valero Energy Corp.	12,278
		75,598
Pharmaceutical Preparations - 5.37%
600	Biovail Corp. International (Canada)	6,390
2500	Emergent Biosoluctions, Inc. *	22,300
700	Obagi Medical Products, Inc. *	6,076
400	Sciele Pharma, Inc.	7,800
900	Viropharma, Inc. *	8,046
		50,612
Plastics Products - 1.10%
1,500	ICO, Inc. *	10,410

Printed Circuit Boards - 1.49%
1,500	Flextronics International Ltd. *	14,085

Real Estate Agents & Managers - 0.55%
2,300	Silverleaf Resorts, Inc. *	5,221

Retail-Auto Dealers & Gasoline - 0.61%
450	Delek US Holdings, Inc.	5,701

Retail-Catalog & Mail-Order Houses - 1.02%
800	Systemax, Inc.	9,648

Retail-Grocery Stores - 1.42%
260	Village Super Market, Inc.	13,390

Retail-Record & Prerecorded Tape Stores - 1.25%
1,500	Hasting Entertainment, Inc. *	11,790

Rolling Drawing & Extruding of Nonferrous Metals - 1.57%
750	Olin Corp.	14,820

Secondary Smelting & Refining - 1.74%
300	OM Group, Inc.*	16,362

Security Brokers, Dealers & Flotation Companies - 1.38%
300	Oppenheimer Holdings, Inc. (Canada)	13,005

Semiconductors & Related Devices - 3.77%
700	Au Optronics Corp.	12,033
2,000	Chipmos Technologies Bermuda, Ltd. (Taiwan) *	6,420
2,500	Himax Technologies, Inc.	12,125
800	Smart Modular Technologies, Inc. *	4,968
		35,546
Services-Computer Integrated Systems Design - 1.12%
600	Sykes Enterprise, Inc. *	10,554

Services-Engineering Services - 2.32%
1,900	Versar, Inc. *	11,970
350	VSE Corp.	9,880
		21,850
Services-Equipment Rental & Leasing - 1.02%
700	Aerocentury Corp. *	9,597

Services-Help Supply Services - 1.08%
600	Volt Information Services, Inc. *	10,176

Services-Management Consulting Services - 1.28%
600	ICF International, Inc. *	12,030

Services-Skilled Nursing Care - 1.51%
1,300	Advocat, Inc. *	14,222

Sporting & Athletic Good - 0.70%
800	Adams Golf, Inc.	6,640

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.12%
1,100	Friedman Industries, Inc.	5,643
400	Ternium SA Sponsored ADR	14,352
		19,995
Sugar & Confectionery Products - 0.80%
400	Imperial Sugar Co.	7,528

Surgical & Medical Instruments - 1.00%
900	Aristotle Corp. *	9,396

Telephone Services - Foreign - 1.38%
150	Telefonica SA SPO	12,976

Water Transportation - 1.46%
250	Tidewater, Inc.	13,777

Wholesale-Computers & Peripheral Equipment & Software - 1.34%
350	Scansource, Inc. *	12,666

Wholesale-Electrical Apparatus - 1.36%
200	Anixter International, Inc.	12,808

Wholesale-Groceries & General Lines - 1.64%
500	Amcon Distributing Co. *	15,430

Wholesale-Metals Service Centers - 1.91%
300	Reliance Steel & Aluminum Co.	17,958

Women's, Misses', & Juniors Outerware - 0.62%
8,400	Tarrant Apparel Group *	5,880

TOTAL FOR COMMON STOCKS (Cost $980,765) - 95.92%		903,911

PUT OPTIONS - 4.46%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
1,000	June 2008 Put @ 670	32,400

	Russell 2000 Index
100	June 2008 Put @ 700	4,590

	S&P 500 Index
100	June 2008 Put @ 1300	5,030

	Total (Premiums Paid $55,547) - 4.46%	42,020

SHORT TERM INVESTMENTS - 6.04%
56,903	Fidelity Money Market Portfolio Class Select 3.61% ** (Cost $56,903)	56,903

TOTAL INVESTMENTS (Cost $1,093,215) - 106.42%		1,002,834

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.42)%		(60,491)

NET ASSETS - 100.00%		$ 942,343

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

Wegener Adaptive Growth Fund
Schedule of Call Options Written
March 31, 2008

CALL OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call
	Russell 2000 Index
1,000	June 2008 Call @ 670	48,200

	Russell 2000 Index
100	June 2008 Call @ 700	3,160

	S&P 500 Index
100	June 2008 Call @ 1300	7,470

	Total (Premiums Received $58,830)	$ 58,830

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2008

1. SECURITY TRANSACTIONS

At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,093,215 amounted to $95,546, which consisted of aggregate gross unrealized appreciation of  $84,936 and aggregate gross unrealized depreciation of $180,482.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 19, 2008